SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company's stock options transactions in 2013:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	133,334	$0.92	2.14	$-
Granted	-	$-	-	$-
Forfeited	(66,667)	$0.87	-	$-

Options outstanding at end of year	66,667	$0.97	2.6	$-

Vested and expected to vest at end of year	66,667	$0.97	2.6	$-

Options exercisable at end of year	66,667	$0.97	2.6	$-

*)	All options were out of the money as of December 31, 2013 and 2012 and their intrinsic value was considered as zero.

Summary of Restricted Share Activity
The following table summarizes information relating to restricted shares, as well as changes to such awards during 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Outstanding at beginning of year	132,050	243,339	131,459
Granted	250,000	-	-
Vested	(138,711)	(111,880)	(111,880)

Outstanding as of December 31,	243,339	131,459	19,579